UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidium Investment Management Company, LLC
Address: 747 Third Avenue
         35th Floor
         New York, New York  10017

13F File Number:  28-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Oram
Title:     Member
Phone:     212.821.1489

Signature, Place, and Date of Signing:

     Kevin Oram     New York, New York     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $124,935 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     6425    74028 SH       SOLE                    74028
ACCENTURE LTD BERMUDA          CL A             G1150G111     6419   149672 SH       SOLE                   149672
AMPCO-PITTSBURGH CORP          COM              032037103     2904    72439 SH       SOLE                    72439
APPLIED MATLS INC              COM              038222105     6359   320026 SH       SOLE                   320026
AXCELIS TECHNOLOGIES INC       COM              054540109     2076   319834 SH       SOLE                   319834
BEA SYS INC                    COM              073325102     4268   311784 SH       SOLE                   311784
BORDERS GROUP INC              COM              099709107     2465   129350 SH       SOLE                   129350
COLGATE PALMOLIVE CO           COM              194162103     4357    67183 SH       SOLE                    67183
CULP INC                       COM              230215105     6263   695853 SH       SOLE                   695853
DIXIE GROUP INC                CL A             255519100     1312   104942 SH       SOLE                   104942
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105     3772    92352 SH       SOLE                    92352
DST SYS INC DEL                COM              233326107     5577    70411 SH       SOLE                    70411
DUN & BRADSTREET CORP DEL NE   COM              26483E100     6077    59013 SH       SOLE                    59013
GEVITY HR INC                  COM              374393106     3268   169050 SH       SOLE                   169050
HARDINGE INC                   COM              412324303     3608   106019 SH       SOLE                   106019
HOME DEPOT INC                 COM              437076102     4624   117511 SH       SOLE                   117511
LAM RESEARCH CORP              COM              512807108     4478    87127 SH       SOLE                    87127
MAXIMUS INC                    COM              577933104     4076    93960 SH       SOLE                    93960
MEADOW VY CORP                 COM              583185103     3907   277701 SH       SOLE                   277701
MIDAS GROUP INC                COM              595626102     6336   279477 SH       SOLE                   279477
NIKE INC                       CL B             654106103     3515    60304 SH       SOLE                    60304
OMNOVA SOLUTIONS INC           COM              682129101     3805   628933 SH       SOLE                   628933
QUANTUM CORP                   COM DSSG         747906204     4094  1291455 SH       SOLE                  1291455
ROSS STORES INC                COM              778296103     4396   142722 SH       SOLE                   142722
SANMINA SCI CORP               COM              800907107     2040   651652 SH       SOLE                   651652
SYMANTEC CORP                  COM              871503108     4536   224560 SH       SOLE                   224560
TALBOTS INC                    COM              874161102     1502    60000 SH       SOLE                    60000
TYLER TECHNOLOGIES INC         COM              902252105     2482   200000 SH       SOLE                   200000
WHEELING PITTSBURGH CORP       COM NEW          963142302     3301   173474 SH       SOLE                   173474
WINDSTREAM CORP                COM              97381W104     4328   293195 SH       SOLE                   293195
YUM BRANDS INC                 COM              988498101     2365    72292 SH       SOLE                    72292